Foreclosed Assets	12 Months Ended
Dec. 31, 2017
Foreclosed Assets [Abstract]
Foreclosed Assets

NOTE 5 – FORECLOSED ASSETS

Foreclosed assets at year-end were as follows:

	2017	2016
Commercial real estate	$-	$-
Single-family residential	-	204
Subtotal	-	204
Valuation Allowance	-	-
Total	$-	$204

There was no activity in the valuation allowance account or any write-downs during the years ended December 31, 2017 and 2016.

Expenses related to foreclosed assets include:

	2017	2016
Net loss (gain) on sales	$7	$(4)
Operating expenses, net of rental income	11	69
	$18	$65

There were no  foreclosed assets at December 31, 2017.  Foreclosed assets at December 31, 2016 consisted of one single-family property that was transferred into REO at fair value at the time of transfer in December 2016.    Foreclosed asset expenses incurred during 2017 was related to light rehabilitation incurred to ready the property to sell.  Foreclosed asset expense incurred during 2016 was related to light rehabilitation and maintenance expense incurred to ready the property to sell, increase occupancy levels, and certain other operating costs.